Average Annual Total Returns{- Franklin Mutual Shares Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Shares Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Past 10 years	Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	16.09%	4.82%	8.09%	13.94%	3.02%	6.94%	10.92%	3.49%	6.43%	20.93%	5.21%	7.92%	22.55%	5.75%	8.47%	23.26%	6.39%	8.27%	[1]	23.13%	6.28%	9.01%	26.54%	[2]	8.29%	[2]	11.80%	[2]	31.49%	[2]	11.70%	[2]	13.56%	[2]

[1]	1. Since inception May 1, 2013.
[2]

2. The Russell 1000® Value Index is replacing the S&P 500 Index as the Fund’s benchmark. The investment manager believes the composition of the Russell 1000 ® Value Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.